Financial instruments (Details 17) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Financial assets (CHF million)
Loans	238,035	231,157
Financial liabilities (CHF million)
Short-term borrowings	29,426	20,193
Long-term debt	138,307	126,641
Carrying Value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,155	63,426
Loans	215,609	209,070
Other financial assets	147,481	143,827
Financial liabilities (CHF million)
Due to banks and deposits	357,620	340,278
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	27,538	17,928
Short-term borrowings	22,294	14,140
Long-term debt	69,569	64,788
Other financial liabilities	92,132	96,649
Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other financial assets	67,454	71,518
Financial liabilities (CHF million)
Due to banks and deposits	203,360	204,134
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	0	1,128
Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,608	62,882
Loans	217,651	209,820
Other financial assets	78,838	71,135
Financial liabilities (CHF million)
Due to banks and deposits	154,161	136,064
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	27,538	17,928
Short-term borrowings	22,298	14,148
Long-term debt	67,410	62,027
Other financial liabilities	91,593	94,452
Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	548	544
Loans	2,508	3,940
Other financial assets	1,522	1,473
Financial liabilities (CHF million)
Due to banks and deposits	10	9
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	4,018	3,774
Other financial liabilities	617	1,085
Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,156	63,426
Loans	220,159	213,760
Other financial assets	147,814	144,126
Financial liabilities (CHF million)
Due to banks and deposits	357,531	340,207
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	27,538	17,928
Short-term borrowings	22,298	14,148
Long-term debt	71,428	65,801
Other financial liabilities	92,210	96,665